Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2010
Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash, cash equivalents and restricted cash
3.	Cash, cash equivalents and restricted cash
Cash and cash equivalents consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Cash	1,851,881	2,289,482
Cash equivalents	15,367	—

Total cash and cash equivalents	1,867,248	2,289,482

Restricted cash	43,612	112,593